LINE OF CREDIT (Tables)	12 Months Ended
Apr. 30, 2015
LINE OF CREDIT [Abstract]
Schedule of Line of Credit Facilities

This credit facility is summarized in the following table:

						Weighted
	(in thousands)					Average Int.
Financial Institution	Amount Available	Amount Outstanding as of April 30, 2015	Amount Outstanding as of April 30, 2014	Applicable Interest Rate as of April 30, 2015	Maturity Date	Rate on Borrowings during fiscal year 2015

First International Bank & Trust	$90,000	$60,500	$22,500	4.75%	9/1/17	4.75%